Consolidated Statements of Cash Flows (Parenthetical) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Net cash generated from operating activities	[1]	$ 322,110	$ 218,513
Net cash used in investing activities	[2]	(248,710)	(174,922)
Net cash (used) / generated from financing activities	[3]	(37,863)	(20,854)
Effect of exchange rate changes and inflation on cash and cash equivalents	[4]	(18,896)	(18,297)
Argentine subsidiaries
Entity Information [Line Items]
Net cash generated from operating activities	[1]	23,550	7,598
Net cash used in investing activities	[2]	3,851	4,122
Net cash (used) / generated from financing activities	[3]	(14,340)	(8,231)
Effect of exchange rate changes and inflation on cash and cash equivalents	[4]	$ (13,061)	$ (3,489)

[1]	Includes 23,550 and 7,598 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.
[2]	Includes 3,851 and 4,122 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.
[3]	Includes (14,340) and (8,231) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.
[4]	Includes (13,061) and (3,489) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.